Derivatives	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Derivatives [Line Items]
Derivatives

10. Derivatives

The Group’s derivative balance as of December 31, 2025 and 2024 were primarily put features linked to the change in the fair value of digital assets embedded within the XBT CS Physical Certificate Liabilities and CS Physical Certificate Liabilities. See Note 8 for additional information about XBT CS Physical Certificate Liabilities and CS Physical Certificate Liabilities. No derivatives are designated as hedges.

The following table summarizes information on derivative instruments by their location in the Consolidated Balance Sheets:

	Derivative Assets		Derivative Liabilities
	Consolidated Balance Sheets Location	Fair Value	Consolidated Balance Sheets Location	Fair value
Instrument:	December 31, 2025
Digital asset perpetuals and futures (DA settled)	Digital asset receivables	$30,124	Digital asset payables	$9
Digital asset futures (cash settled)	Prepaids and other current assets	395		—
OTC liabilities		—	Digital asset payables	13,291
CS Physical Certificate Liabilities		—	CS Physical Certificate Liabilities	2,041,154
XBT CS Physical Certificate Liabilities		—	XBT CS Physical Certificate Liabilities	1,279
Solana seed		—	Digital asset payables	155,074
Total		$30,519		$2,210,807

	December 31, 2024
Digital asset perpetuals and futures (DA settled)	Digital asset receivables	$2,129	Digital asset payables	$509
Digital asset futures (cash settled)		—	Trade and other payables	361
OTC liabilities		—	Digital asset payables	16,988
CS Physical Certificate Liabilities		—	CS Physical Certificate Liabilities	1,453,943
Solana seed		—	Digital asset payables	224,208
Total		$2,129		$1,696,009

The impacts of gains/(losses) on derivative instruments recognized in the Consolidated Statements of Operations and Comprehensive Income were as follows:

		For the years ended December 31,
Instrument:	Consolidated Statements of Operations and Comprehensive Income Location	2025	2024	2023
Digital asset perpetuals and futures (DA settled)	Other operating gains/(losses)	$62,506	$18,689	$4,026
Cash-settled derivatives	Other operating gains/(losses)	(11,937)	(54,473)	21,294
OTC liabilities	Other operating gains/(losses)	6,030	(5,082)	(11,459)
CS Physical Certificate Liabilities and XBT CS Physical Certificate Liabilities	Gain/(loss) on certificate liabilities	635,929	(708,451)	(224,824)
Solana seed	Other operating gains/(losses)	95,644	(107,823)	(97,687)
Total		$788,172	$(857,140)	$(308,650)